Warrants reserve (Details 1)	3 Months Ended
	Nov. 30, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	35,889,231
Exercise price | $ / shares	$ 0.62	[1]
Private Placement Financing Warrants - February 11, 2021 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	16,461,539
Exercise price | $ / shares	$ 0.80	[1]
Warrants expiry date	February 11, 2026
Private Placement Financing Broker Warrants - February 11, 2021 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	1,152,307
Exercise price | $ / shares	$ 0.80	[1]
Warrants expiry date	February 11, 2026
Private Placement Financing Warrants – January 26, 2022 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	17,948,718
Exercise price | $ / shares	$ 0.44	[1]
Warrants expiry date	January 26, 2027
Private Placement Financing Placement Agent Warrants – January 26, 2022 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares	326,667
Exercise price | $ / shares	$ 0.44	[1]
Warrants expiry date	January 26, 2027

[1]	Total represents weighted average.